CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 51,961	$ 96,648
Restricted cash and short-term deposits	48,743	31,330
Other current assets	20,493	34,520
Current portion of net investment in leased vessel	2,229
Amount due from related parties	5,964	0
Inventories	3,120	2,031
Total Current Assets	132,510	164,529
Non-current Assets
Restricted cash	129,954	141,114
Investment in affiliate	196,045	206,180
Vessels and equipment, net	1,384,564	1,535,757
Vessel under capital lease, net	110,003
Vessel under capital lease, net		114,711
Net investment in leased vessel	112,462
Intangible assets, net	52,899	60,369
Other non-current assets	3,196	18,157
Total Assets	2,121,633	2,240,817
Current Liabilities
Current portion of long-term debt and short-term debt	225,156	75,451
Current portion of obligation under capital lease	1,768
Current portion of obligation under capital lease		1,564
Amount due to related parties	0	1,237
Other current liabilities	86,294	57,855
Total Current Liabilities	313,218	136,107
Non-current Liabilities
Long-term debt	1,011,926	1,196,899
Obligation under capital lease	112,462
Obligation under capital lease		118,119
Other non-current liabilities	31,347	30,175
Total Liabilities	1,468,953	1,481,300
Partners' capital:
Common unitholders	388,752	495,576
Preferred unitholders	132,991	132,991
General partner interest	48,873	51,048
Total Partners' capital	570,616	679,615
Non-controlling interests	82,064	79,902
Total Equity	652,680	759,517
Total Liabilities and Equity	$ 2,121,633	$ 2,240,817